Employee benefits - Sensitivity Analysis (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr (138,606)	SFr (354,477)
Salary increase
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 13,121	SFr 49,707
Pension indexation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 65,943	SFr 189,965
Life expectancy
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 60,369	SFr 182,977
Life expectancy reasonably possible increase in actuarial assumption	1 year	1 year